HOMES 2023-NQM1 ABS-15G

EXHIBIT 99.14

Tape Discrepancies

Dummy ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
5OZZSWY31VD	xx		B1 Credit Score	770	733	37	5.04774%	The credit report dated 5/11/2022 reflects B1 Credit Score as 770.	Initial
5OZZSWY31VD	xx		Borrower DTI Ratio Percent	47.851%	42.386%	5.465%	5.46500%	Total subject property PITIA (P&I $1,856.90 + Real Estate Taxes $157.27 + Hazard Insurance $60.25+ HOA Dues $57.92) equals $2,132.34 and monthly other debts equals $2,023.40. Total verified monthly income equals $8,684.78. Borrower DTI ratio equals 47.851%.	Initial
JH0Y4DCSYY2	xx		Borrower DTI Ratio Percent	Unavailable	357.054%			Loan is qualified with the DSCR program.	Initial
BQBTL3NTTWW	xx		Borrower DTI Ratio Percent	Unavailable	427.728%			Loan is qualified with the DSCR program.	Initial
BQBTL3NTTWW	xx		Housing Ratio per U/W (Initial Rate)	Unavailable	212.375%			Loan is qualified with the DSCR program.	Initial
XSH5A5JKTEE	xx		Purpose of Transaction per HUD-1	Cash Out	Refinance			Final CD reflects Purpose of refinance as Cash-out.	Initial
TA2ZZLB5DWC	xx		Borrower DTI Ratio Percent	56.438%	37.840%	18.598%	18.59800%	Total subject property PITIA (P&I $14,148.09 + Real Estate Taxes $2,600.72 + Hazard Insurance $263.28) equals $17,012.09 and monthly other debts equals $6,161.02. Total verified monthly income equals $41,059.61. Borrower DTI ratio equals 56.438%.	Initial
TA2ZZLB5DWC	xx		Housing Ratio per U/W (Initial Rate)	41.433%	35.129%	6.304%	6.30400%	Total subject property PITIA (P&I $14,148.09 + Real Estate Taxes $2,600.72 + Hazard Insurance $263.28) equals $17,012.09. Total verified monthly income equals $41,059.61. Housing Ratio equals 41.433%.	Initial